Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	BROOKFIELD RENEWABLE PARTNERS L.P.
Entity Central Index Key	0001533232
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Voluntary Filer	No
ICFR Auditor Attestation Flag	true
Entity Common Stock, Shares Outstanding (in shares)	274,837,890